Deposit, Prepayments and Other Receivables, Net	12 Months Ended
Dec. 31, 2023
Deposit, Prepayments and Other Receivables, Net [Abstract]
DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES, NET

NOTE 10 — DEPOSIT, PREPAYMENTS AND OTHER RECEIVABLES, NET

Deposit, prepayment and other receivables, net consisted of the following:

	As of December 31,
	2023	2022
Deposits	$710,702	$364,490
Prepayments	1,026,767	104,262
Other receivables	850,361	163,207
	2,587,830	631,959
Less: allowance for expected credit losses	(818,248)	(42,173)
Deposit, prepayment and other receivables, net	$1,769,582	$589,786

The following table presents the activity in the allowance for expected credit losses:

	As of December 31,
	2023	2022
Balance at beginning of year	$42,173	$25,650
Allowance for expected credit losses	774,070	16,509
Foreign translation adjustment	2,005	14
Balance at end of year	$818,248	$42,173

In accordance with ASC Topic 326, the Company accounts for its allowance for expected credit losses on deposit and other receivables using the CECL model. Periodic changes to the allowance for expected credit losses are recognized in the consolidated statements of operations and comprehensive loss. For the years ended December 31, 2023 and 2022, the Company has evaluated the probable losses on the deposit and other receivables and made an allowance for expected credit losses of $774,070 and $16,509.